Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories Net

December 31

(add 000)	2016	2015
Finished products	$479,291	$433,649
Products in process and raw materials	61,171	55,194
Supplies and expendable parts	116,024	110,882
	656,486	599,725
Less allowances	(134,862)	(130,584)
Total	$521,624	$469,141